SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

KONAMI CORPORATION

AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Additions	Deductions	Balance at end of the year
2009
Allowance for doubtful accounts
Trade accounts receivable	¥260	¥344	¥134	¥470
2010
Allowance for doubtful accounts
Trade accounts receivable	¥470	¥221	¥11	¥680
2011
Allowance for doubtful accounts
Trade accounts receivable	¥680	¥178	¥583	¥275

	Thousands of U.S. Dollars
	Balance at beginning of the year	Additions	Deductions	Balance at end of the year
2011
Allowance for doubtful accounts
Trade accounts receivable	$8,178	$2,141	$7,012	$3,307